SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment  [  ]:  Amendment Number:
This Amendment  (Check only one);    [  ]  is a restatement
				          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8010 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F File Number:  28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title:    Chairman & Chief Executive Officer
Phone:  (608) 831-8018

Signature, Place and date of signing:

	Stephen L. Hawk		Madison, WI			April 2, 2008
    [Signature]			 [City, State]			          [Date]

Report Type  (Check only one):

[ X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report).
[    ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[    ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:  NONE

Institutional Investment Manager Filing this Report:

Name:      Northern Capital Management
Address:  8018 Excelsior Drive, Suite 300
	    Madison, WI  53717

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total:	141

Form 13F Information Table Value Total:	280,413
			   (thousands)

FORM 13F INFORMATION TABLE

                                              Value    Shares/    Invesment         - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     $(000)   PRN AMT    Discretion Mngr   Sole      Shared   None
-------------------- -------------- --------- -------- ---------- ---------- ------ --------- -------- --------
Abbott Laboratories  Common          002824100    3,443     62,435 SOLE                 60,055             2,380
Affliliated Mgrs Gro Common          008252108    2,381     26,235 SOLE                 21,265             4,970
Airgas Inc           Common          009363102    2,626     57,760 SOLE                 48,460             9,300
Akamai Technologies  Common          00971T101    3,665    130,145 SOLE                114,570            15,575
Allergan, Inc        Common          018490102      609     10,800 SOLE                 10,200               600
Allied Waste Inds    Com Par$.01 new 019589308    3,463    320,310 SOLE                279,250            41,060
American Intl Grp    Common          026874107    2,282     52,765 SOLE                 49,330             3,435
Amerisourcebergen    Common          03073E105    2,011     49,075 SOLE                 35,675            13,400
Amphenol Corp.       Class A         032095101    1,513     40,620 SOLE                 38,020             2,600
Anadarko Petroleum   Common          032511107      299      4,750 SOLE                  4,550               200
Analog Devices Inc   Common          032654105    1,625     55,050 SOLE                 40,600            14,450
Anchor BanCorp. WI   Common          032839102      306     16,145 SOLE                 16,145                 0
Apple Computer Inc   Common          037833100    2,442     17,015 SOLE                 15,965             1,050
Archer-Daniels       Common          039483102      707     17,175 SOLE                 17,050               125
Arris Group Inc      Common          04269Q100    2,217    380,980 SOLE                315,305            65,675
Autodesk Inc         Common          052769106    2,788     88,565 SOLE                 72,615            15,950
B.J. Services        Common          055482103      475     16,675 SOLE                 15,175             1,500
Bank of America      Common          060505104      226      5,958 SOLE                  5,958                 0
Brookfield Asset Mgm CL A Ltd Vt SH  112585104    1,946     72,538 SOLE                 62,489            10,049
Cameco Corp          Common          13321l108    4,620    140,250 SOLE                127,551            12,699
Cardinal Health      Common          14149Y108    1,203     22,905 SOLE                 22,030               875
Carnival Corp        Paired CTF      143658300      493     12,170 SOLE                 11,020             1,150
Celgene Corp         Common          151020104    2,012     32,835 SOLE                 32,160               675
Chevron Corp         Common          166764100      243      2,847 SOLE                  2,847                 0
Cisco Systems Inc    Common          17275R102    7,532    312,650 SOLE                301,025            11,625
Cleveland-Cliffs     Common          185896107      965      8,050 SOLE                  5,425             2,625
Clorox Co.           Common          189054109    1,601     28,270 SOLE                 20,685             7,585
Coca Cola Co.        Common          191216100      930     15,275 SOLE                 15,275                 0
Cognizant Tech Solut Class A         192446102    1,548     53,710 SOLE                 39,460            14,250
Colgate Palmolive    Common          194162103    1,629     20,910 SOLE                 20,010               900
Comcast Corp.        Class A         20030N101    2,832    146,413 SOLE                143,313             3,100
Conocophillips       Common          20825C104    2,043     26,801 SOLE                 25,176             1,625
Costco Wholesale     Common          22160K105    2,508     38,600 SOLE                 37,925               675
Covance Inc          Common          222816100    1,331     16,045 SOLE                 11,695             4,350
Cypress Semiconducto Common          232806109    4,844    205,165 SOLE                186,365            18,800
D S T Systems        Common          233326107    3,151     47,935 SOLE                 41,010             6,925
Daktronics Inc.      Common          234264109    2,386    133,220 SOLE                113,520            19,700
Du Pont E I De Nemou Common          263534109      802     17,155 SOLE                 16,205               950
Duff & Phelps Utils  Common          23325P104      131     12,000 SOLE                 12,000                 0
Dun & Bradstreet     Common          26483E100    1,087     13,360 SOLE                 13,260               100
Ebay Inc             Common          278642103      656     21,975 SOLE                 21,975                 0
El Paso Corp.        Common          28336L109    3,295    198,015 SOLE                160,690            37,325
EMC Corporation      Common          268648102    4,505    314,140 SOLE                305,790             8,350
Exxon Mobil          Common          30231G102      860     10,171 SOLE                  9,739               432
Fidelity Natl Info S Common          31620M106    1,449     37,990 SOLE                 28,665             9,325
Flowserve Corp       Common          34354P105      984      9,425 SOLE                  6,350             3,075
Genentech Inc.       Common          368710406    3,829     47,170 SOLE                 45,370             1,800
General Dynamics     Common          369550108    1,582     18,975 SOLE                 18,625               350
General Electric     Common          369604103    7,560    204,264 SOLE                196,289             7,975
Google Inc.          Class A         38259P508    1,249      2,835 SOLE                  2,490               345
Halliburton Co.      Common          406216101      322      8,175 SOLE                  8,175                 0
Hercules Offshore    Common          427093109    3,281    130,620 SOLE                110,120            20,500
Home Depot, Inc.     Common          437076102      697     24,906 SOLE                 24,906                 0
Honeywell Intl       Common          438516106    2,917     51,700 SOLE                 49,750             1,950
Intel Corp.          Common          458140100    5,062    238,983 SOLE                231,333             7,650
Interactivecorp      Com New         44919P300      973     46,855 SOLE                 34,205            12,650
Intl Game Tech.      Common          459902102      286      7,115 SOLE                  6,465               650
Ishares Fund         Iboxx Inv CPBD  464287242      204      1,935 SOLE                  1,935                 0
Ishares Fund         MSCI Eafe Idx   464287465    3,742     52,040 SOLE                 50,305             1,735
Ishares Fund         MSCI Emerg Mkt  464287234    3,357     24,980 SOLE                 23,775             1,205
Ishares Fund         MSCI Emu Index  464286608    2,224     20,445 SOLE                 18,955             1,490
Ishares Index        MSCI Japan      464286848    2,830    228,785 SOLE                222,485             6,300
Ishares Index        MSCI Pac J Idx  464286665      535      3,945 SOLE                  3,845               100
Ishares Index        MSCI Utd KingD  464286699      242     11,245 SOLE                 11,145               100
Ishares Trust        Nasdq Bio Indx  464287556    3,144     41,495 SOLE                 40,570               925
Ishares Trust        russell 1000 gr 464287614      223      4,095 SOLE                  3,845               250
Ishares Index        Russell 1000 Va 464287598    2,535     34,510 SOLE                 33,125             1,385
Ishares Index Fund   Russell 2000    464287655    1,435     21,010 SOLE                 20,810               200
Ishares Value Fund   Rusl 2000 Valu  464287630      839     12,790 SOLE                 11,975               815
Ishares Microcap     Rssl Mcrcp Idx  464288869      281      6,040 SOLE                  5,640               400
Ishares Midcap       Russell Mcp Vl  464287473    2,969     23,090 SOLE                 22,330               760
Ishares Fund         S&P Gbl Hlthcr  464287325    1,918     36,505 SOLE                 34,600             1,905
Johnson & Johnson    Common          478160104    2,767     42,654 SOLE                 42,654                 0
JP Morgan Securities Common          46625H100      922     21,477 SOLE                 20,152             1,325
Kinder Morgan Mgmt   SHS             49455U100    5,633    110,518 SOLE                 96,862            13,656
Kohls Corp           Common          500255104    4,376    102,025 SOLE                 89,150            12,875
Kraft Foods Inc      Class A         50075N104    1,021     32,928 SOLE                 31,203             1,725
L 3 Communications   Common          502424104    2,141     19,580 SOLE                 16,460             3,120
Lauder, Estee Co.    Class A         518439104    1,051     22,925 SOLE                 16,925             6,000
Liberty Global       Com Ser A       530555101      243      7,121 SOLE                  6,356               765
Liberty Interactive  Tracking Stock  53071M104      538     33,306 SOLE                 33,306                 0
Lowes Cos. Inc.      Common          548661107      587     25,577 SOLE                 25,577                 0
Marshall & Ilsley    Common          571837103      436     18,793 SOLE                 18,793                 0
Medtronic Inc        Common          585055106    4,853    100,335 SOLE                 96,990             3,345
Memc Elec Materials  Common          552715104    3,650     51,475 SOLE                 45,400             6,075
Microsoft Corp.      Common          594918104    6,824    240,455 SOLE                231,930             8,525
Monster Worldwide    Common          611742107    2,593    107,110 SOLE                 86,310            20,800
National Oilwell Var Common          637071101    1,289     22,075 SOLE                 16,050             6,025
NetApp Inc           Common          64110D104    1,636     81,580 SOLE                 61,580            20,000
NII Holdings Inc     Class B New     62913F201    3,769    118,610 SOLE                105,410            13,200
Northern Trust       Common          665859104      544      8,185 SOLE                  7,735               450
Novartis             Sponsored ADR   66987V109    4,027     78,600 SOLE                 76,450             2,150
NYSE Euronext        Common          629491101    2,187     35,445 SOLE                 34,445             1,000
Oracle Corp          Common          68389X105    1,090     55,705 SOLE                 52,605             3,100
Paychex Inc          Common          704326107      801     23,375 SOLE                 15,775             7,600
Pepsico, Inc.        Common          713448108    2,895     40,099 SOLE                 38,399             1,700
Petroleo Brasileiro  Sponsored ADR   71654V408    1,291     12,640 SOLE                 12,640                 0
Pfizer, Inc.         Common          717081103      285     13,600 SOLE                 13,600                 0
Plains Exploration   Common          726505100      757     14,240 SOLE                 13,640               600
Powershares Cleantec Cleantech Port  73935X278      636     20,685 SOLE                 20,685                 0
Powershares Insured  Insur Natl Mun  73936t474      714     30,475 SOLE                 30,475                 0
Powershares ETF Trus Water Resource  73935X575    3,147    163,545 SOLE                157,520             6,025
Praxair Inc.         Common          74005P104      235      2,785 SOLE                  2,485               300
Precision Castparts  Common          740189105    4,946     48,454 SOLE                 44,764             3,690
Price (T. Rowe) Grou Common          74144T108    1,839     36,775 SOLE                 30,225             6,550
Pride Intl Inc       Common          74153Q102      806     23,050 SOLE                 16,775             6,275
Proctor & Gamble     Common          742718109    3,398     48,495 SOLE                 46,995             1,500
Proshares Tr Ultrash Ultrasht SP500  74347R883      258      4,000 SOLE                  4,000                 0
Qualcomm Inc.        Common          747525103    2,792     68,090 SOLE                 66,315             1,775
Quanta Services      Common          74762E102    1,419     61,250 SOLE                 44,550            16,700
Quest Diagonstics    Common          74834L100    2,807     62,010 SOLE                 56,210             5,800
Raytheon Co          Common New      755111507      756     11,695 SOLE                 11,195               500
Resmed Inc           Common          761152107    1,218     28,882 SOLE                 21,232             7,650
Rockwell Automation  Common          773903109      493      8,580 SOLE                  8,055               525
Roper Industries     Common          776696106    1,317     22,150 SOLE                 16,200             5,950
Royal Caribbean Crui Common          V7780T103      969     29,450 SOLE                 21,800             7,650
San Disk Corp        Common          80004C101    4,211    186,580 SOLE                159,165            27,415
Sara Lee Corp        Common          803111103    1,431    102,340 SOLE                 72,665            29,675
Sepracor Inc.        Common          817315104    3,408    174,565 SOLE                145,455            29,110
Shaw Group Inc       Common          820280105    1,179     25,020 SOLE                 18,395             6,625
Sirona Dental System Common          82966C103    1,477     54,770 SOLE                 44,820             9,950
Spdr & S&P Biotech   S&P Biotech     78464a870      505      9,435 SOLE                  8,560               875
St Jude Medical      Common          790849103    2,418     55,980 SOLE                 46,230             9,750
Staples Inc          Common          855030102    2,071     93,690 SOLE                 76,990            16,700
Starbucks Corp       Common          855244109    1,761    100,625 SOLE                 80,200            20,425
Sycamore Networks    Common          871206108      894    244,200 SOLE                244,200                 0
Synopsys Inc         Common          871607107    1,617     71,200 SOLE                 52,600            18,600
Terex Corp           Common          880779103    3,342     53,470 SOLE                 46,220             7,250
Tetra Tech Inc       Common          88162G103    1,233     63,200 SOLE                 45,975            17,225
Time Warner Inc      Common          88732J108    1,470     58,835 SOLE                 55,560             3,275
Tomotherapy Inc.     Common          890088107    2,812    195,965 SOLE                171,740            24,225
Transocean Inc       Common          G90073100    2,542     18,799 SOLE                 18,309               490
U S Bancorp          Common          902973304      213      6,580 SOLE                      0             6,580
Walgreen Company     Common          931422109    3,754     98,563 SOLE                 94,913             3,650
Walmart Stores Inc   Common          931142103      262      4,965 SOLE                  4,965                 0
Waters Corp          Common          941848103      763     13,700 SOLE                  9,950             3,750
Weatherford Intl.    Common          G95089101    4,575     63,125 SOLE                 57,825             5,300
Wells Fargo & Co     Common          949746101      215      7,398 SOLE                  7,398                 0
Western Digital      Common          958102105    2,481     91,760 SOLE                 77,860            13,900
Whirlpool Corp       Common          963320106    1,835     21,140 SOLE                 15,615             5,525
Wyndham Worldwide    Common          98310W108    3,088    149,310 SOLE                129,810            19,500

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